UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2
1.      Name and address of Issuer:    The BBH Trust
                                       40 Water Street
                                       Boston, MA  02109

2. The name of each series or class of funds for which this Form is being filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

        The BBH Money Market Fund

3.      Investment Company Act File Number: 811-03779
        Securities Act File Number:         002-84751

4(a).   Last day of fiscal year for which this notice is filed:   June 30, 2006

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

        Note: If Form is being filed late, interest must be paid on the registration fee due.

4(c). [] Check the box if this is the last time the issuer will be filing this Form.

5.      Calculation of registration fee:

        (i)  Aggregate sale price of securities sold during the
             fiscal year pursuant to section 24(f):       	 1,865,416,079.00

        (ii) Aggregate price of securities redeemed or
             repurchased during the fiscal year:       	 (1,617,946,361.00)



        (iii)Aggregate price of securities redeemed or
             repurchased during any prior fiscal year
             ending no earlier than October 11, 1995 that
             were not previously used to reduce
             registration fee payable to the Commission:
    As of June 30, 2005	 (200,494,948.00)


           Subtotal 	 (200,494,948.00)


        (iv) Total available redemption credits
             [add Items 5(ii) and 5(iii)]:       	 (1,818,441,309.00)

        (v)  Net sales - if Item 5(i) is greater
             than Item 5(iv)[subtract Item 5(iv)
             from Item 5(i)]:	 46,974,770.00

        (vi) Redemption credits available for use
             in future years - if Item 5(i) is less
             than Item 5(iv)[subtract Item	 -
             5(iv) from Item 5(i):

        (vii)Multiplier for determining registration fee
             (See Instruction C.9)                        x .0000107	0.000107

       (viii)Registration fee due [multiply Item 5(v) by Item
             5 (vii) (enter "0" if no fee is due):            	 5,026.30

6.      Prepaid Shares

     If the response to Item 5(i) was determined  by
     deducting  an  amount  of securities that were
     registered  under the Securities Act of 1933
     pursuant to rule 24e-2 as in effect  before
      [effective  date of  rescission of rule
     24e-2],  then  report the amount of
      securities  (number of shares or other
     units deducted here:  _____ . If there
     is a number of shares or other units
     that were registered  pursuant to
     rule 24e-2 remaining unsold at the end of
     the fiscal year for which this form is
     filed that are  available for use by
     the issuer in future fiscal years, then
     state that number here: _____.	 -

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

	 -

8. Total of the amount of the registration fee due plus any interest due [line 5(vii) plus line 7]:

                                                                 	 5,026.30

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: Sepember 26, 2006



     Method of Delivery:

          [x]   Wire Transfer
          [ ]   Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
/s/Charles Schreiber
 Principal Financial Officer